Quarterly Holdings Report
for
Fidelity Freedom® Blend Funds
Fidelity Freedom® Blend 2050 Fund
June 30, 2025
FBF-Y50-NPRT1-0825
1.9892479.106
Bond Funds - 6.6%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	188,546	1,453,686
Fidelity Series Corporate Bond Fund (b)	24,173	226,982
Fidelity Series Emerging Markets Debt Fund (b)	1,949,342	15,789,672
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	491,215	4,720,574
Fidelity Series Floating Rate High Income Fund (b)	326,971	2,896,963
Fidelity Series Government Bond Index Fund (b)	9,695	88,997
Fidelity Series High Income Fund (b)	1,846,608	16,250,152
Fidelity Series International Developed Markets Bond Index Fund (b)	3,290,623	28,694,235
Fidelity Series Investment Grade Bond Fund (b)	19,797	199,947
Fidelity Series Investment Grade Securitized Fund (b)	24,303	217,994
Fidelity Series Long-Term Treasury Bond Index Fund (b)	25,059,456	134,819,876
Fidelity Series Real Estate Income Fund (b)	291,809	2,923,931
TOTAL BOND FUNDS (Cost $229,307,372)		208,283,009

Domestic Equity Funds - 53.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	19,110,186	395,007,539
Fidelity Series Commodity Strategy Fund (b)	61,813	5,617,583
Fidelity Series Large Cap Growth Index Fund (b)	9,448,621	254,262,398
Fidelity Series Large Cap Stock Fund (b)	9,098,538	235,561,138
Fidelity Series Large Cap Value Index Fund (b)	27,618,653	476,421,770
Fidelity Series Small Cap Core Fund (b)	9,137,348	106,541,475
Fidelity Series Small Cap Opportunities Fund (b)	3,370,387	49,241,350
Fidelity Series Value Discovery Fund (b)	10,545,454	170,519,994
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,337,367,531)		1,693,173,247

International Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	5,094,643	93,690,485
Fidelity Series Emerging Markets Fund (b)	7,721,430	78,835,803
Fidelity Series Emerging Markets Opportunities Fund (b)	14,730,161	315,520,048
Fidelity Series International Growth Fund (b)	10,920,262	216,767,191
Fidelity Series International Index Fund (b)	5,707,330	81,614,817
Fidelity Series International Small Cap Fund (b)	2,046,284	40,598,278
Fidelity Series International Value Fund (b)	14,203,777	216,891,669
Fidelity Series Overseas Fund (b)	13,350,001	216,270,021
Fidelity Series Select International Small Cap Fund (b)	185,011	2,464,347
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,020,120,794)		1,262,652,659

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (d)	4.25 to 4.26	1,660,000	1,658,260
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.27	1,220,000	1,217,755
US Treasury Bills 0% 7/24/2025 (d)	4.24 to 4.25	1,610,000	1,605,716
US Treasury Bills 0% 7/3/2025 (d)	4.18 to 4.24	730,000	729,830
US Treasury Bills 0% 7/31/2025 (d)	4.23 to 4.26	2,480,000	2,471,389
US Treasury Bills 0% 8/28/2025 (d)	4.28	1,240,000	1,231,360
US Treasury Bills 0% 9/25/2025 (d)	4.23 to 4.26	170,000	168,298
US Treasury Bills 0% 9/4/2025 (d)	4.29	450,000	446,540
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,529,250)			9,529,148

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $4,772,287)	4.32	4,771,333	4,772,287

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,601,097,234)	3,178,410,350
NET OTHER ASSETS (LIABILITIES) - 0.0%	(282,983)
NET ASSETS - 100.0%	3,178,127,367

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	313	Sep 2025	41,968,605	359,374	359,374
ICE MSCI Emerging Markets Index Contracts (United States)	258	Sep 2025	15,912,150	299,523	299,523

TOTAL EQUITY CONTRACTS					658,897

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	360	Sep 2025	40,359,375	853,257	853,257
CBOT US Treasury Long Bond Contracts (United States)	702	Sep 2025	80,949,375	3,177,540	3,177,540

TOTAL INTEREST RATE CONTRACTS					4,030,797

TOTAL PURCHASED					4,689,694

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	208	Sep 2025	65,039,000	(2,299,429)	(2,299,429)

TOTAL FUTURES CONTRACTS					2,390,265
The notional amount of futures purchased as a percentage of Net Assets is 5.6%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,529,148.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,737,244	18,995,740	23,960,697	57,605	-	-	4,772,287	4,771,333	0.0%
Total	9,737,244	18,995,740	23,960,697	57,605	-	-	4,772,287

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,374,918	91,369	6,731	5,328	9	(5,879)	1,453,686	188,546
Fidelity Series Blue Chip Growth Fund	336,385,241	16,902,342	25,964,447	-	(269,045)	67,953,448	395,007,539	19,110,186
Fidelity Series Canada Fund	78,332,452	4,237,505	777,194	-	(7,767)	11,905,489	93,690,485	5,094,643
Fidelity Series Commodity Strategy Fund	5,529,134	284,144	22,272	-	(60)	(173,363)	5,617,583	61,813
Fidelity Series Corporate Bond Fund	26,703	195,235	994	2,262	(18)	6,056	226,982	24,173
Fidelity Series Emerging Markets Debt Fund	14,588,766	1,007,140	61,372	223,259	(289)	255,427	15,789,672	1,949,342
Fidelity Series Emerging Markets Debt Local Currency Fund	4,212,208	198,104	15,541	-	514	325,289	4,720,574	491,215
Fidelity Series Emerging Markets Fund	66,995,368	4,671,622	836,851	-	(11,326)	8,016,990	78,835,803	7,721,430
Fidelity Series Emerging Markets Opportunities Fund	268,143,237	16,581,305	2,387,380	-	(45,172)	33,228,058	315,520,048	14,730,161
Fidelity Series Floating Rate High Income Fund	2,701,403	199,475	11,219	56,072	(78)	7,382	2,896,963	326,971
Fidelity Series Government Bond Index Fund	145,079	718,938	780,805	2,836	5,339	446	88,997	9,695
Fidelity Series High Income Fund	14,836,282	1,021,007	60,114	251,940	263	452,714	16,250,152	1,846,608
Fidelity Series International Developed Markets Bond Index Fund	26,272,735	2,191,551	111,565	128,279	653	340,861	28,694,235	3,290,623
Fidelity Series International Growth Fund	182,212,097	13,880,890	773,429	-	17,652	21,429,981	216,767,191	10,920,262
Fidelity Series International Index Fund	69,650,407	3,955,645	386,969	-	3,188	8,392,546	81,614,817	5,707,330
Fidelity Series International Small Cap Fund	35,789,900	713,666	2,421,608	-	(106,361)	6,622,681	40,598,278	2,046,284
Fidelity Series International Value Fund	192,656,494	9,288,679	8,747,990	-	317,645	23,376,841	216,891,669	14,203,777
Fidelity Series Investment Grade Bond Fund	97,945	675,530	584,332	3,583	6,878	3,926	199,947	19,797
Fidelity Series Investment Grade Securitized Fund	26,784	189,953	992	1,997	(9)	2,258	217,994	24,303
Fidelity Series Large Cap Growth Index Fund	214,168,998	11,185,657	9,369,566	343,477	(12,592)	38,289,901	254,262,398	9,448,621
Fidelity Series Large Cap Stock Fund	197,243,016	12,168,528	5,210,511	-	111,172	31,248,933	235,561,138	9,098,538
Fidelity Series Large Cap Value Index Fund	416,397,127	44,398,795	1,685,939	-	(4,806)	17,316,593	476,421,770	27,618,653
Fidelity Series Long-Term Treasury Bond Index Fund	119,603,454	19,918,018	1,857,061	1,140,278	(65,075)	(2,779,460)	134,819,876	25,059,456
Fidelity Series Overseas Fund	182,940,590	9,835,735	791,835	-	(2,168)	24,287,699	216,270,021	13,350,001
Fidelity Series Real Estate Income Fund	2,751,511	179,025	18,807	41,629	42	12,160	2,923,931	291,809
Fidelity Series Select International Small Cap Fund	498,058	1,815,431	153,183	-	5,299	298,742	2,464,347	185,011
Fidelity Series Small Cap Core Fund	96,150,899	4,852,889	1,977,521	-	(109,771)	7,624,979	106,541,475	9,137,348
Fidelity Series Small Cap Opportunities Fund	42,752,760	2,806,310	508,249	-	(40,767)	4,231,296	49,241,350	3,370,387
Fidelity Series Value Discovery Fund	150,264,015	15,936,893	604,858	-	(2,808)	4,926,752	170,519,994	10,545,454
	2,722,747,581	200,101,381	66,129,335	2,200,940	(209,458)	307,598,746	3,164,108,915

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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